Consolidated statement of profit or loss - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Continuing operations
Interest income	€ 43,890	€ 44,182	€ 46,321
Interest expense	(30,243)	(30,941)	(33,760)
Net interest income 19	13,647	13,241	12,561
Commission income	3,865	3,581	3,411
Commission expense	(1,155)	(1,148)	(1,093)
Net commission income 20	2,710	2,433	2,318
Valuation results and net trading income 21	1,512	1,545	2,445
Investment income 22	192	421	123
Share of result from associates and joint ventures 7	178	88	492
Result on disposal of group companies 23	1	1	2
Other income 24	350	173	66
Total income	18,590	17,902	18,007
Addition to loan loss provisions 6	676	974	1,347
Staff expenses 25	5,202	5,039	4,972
Other operating expenses 26	4,627	5,575	4,354
Total expenses	10,505	11,588	10,673
Result before tax from continuing operations	8,085	6,314	7,334
Taxation 36	2,539	1,705	1,924
Net result from continuing operations	5,546	4,609	5,410
Net result attributable to Non-controlling interests
Net result attributable to Non-controlling interests from continuing operations	82	75	69
Net result attributable to Non-controlling interests from discontinued operations			339
Net result attributable to Non-controlling interests	82	75	408
Discontinued operations 27
Net result from discontinued operations			800
Net result from classification as discontinued operations			3
Net result from disposal of discontinued operations		441	(879)
Total net result from discontinued operations		441	(76)
Net result attributable to Equityholders of the parent
Net result attributable to Equityholders of the parent from continuing operations	5,464	4,534	5,341
Net result attributable to Equityholders of the parent from discontinued operations		441	(415)
Net result attributable to Equityholders of the parent	5,464	4,975	4,926
In accordance with IFRS-IASB Total net result	€ 5,546	€ 5,050	€ 5,334
Earnings per ordinary share 28
Basic earnings per ordinary share	€ 1.41	€ 1.28	€ 1.28
Diluted earnings per ordinary share	€ 1.41	€ 1.28	€ 1.27
Net result attributable to Non-controlling interests	€ 82	€ 75	€ 408
Earnings per ordinary share from continuing operations 28
Basic earnings per ordinary share from continuing operations	€ 1.41	€ 1.17	€ 1.39
Diluted earnings per ordinary share from continuing operations	1.41	1.17	1.38
Dividend per ordinary share 29	€ 0.67	€ 0.66	€ 0.65
In accordance with IFRS-IASB (attributable to the equityholders of the parent)	€ 5,464	€ 4,975	€ 4,926